Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 01, 2012	Apr. 03, 2011	Mar. 28, 2010
Assets
Cash and cash equivalents	$ 130,127	$ 28,795	$ 22,394
Short-term investments	9,516	9,280	12,875
Accounts receivable	10,245	9,765	5,201
Inventories	16,059	15,208	4,312
Prepaid expenses and other current assets	2,930	2,249	3,255
Total current assets	168,877	65,297	48,037
Property and equipment, net	3,912	3,492	3,187
Restricted time deposit	188	194	238
Other assets	3,135	1,763	2,988
Total assets	176,112	70,746	54,450
Liabilities and Stockholders' Equity
Accounts payable	4,594	6,687	3,481
Accrued liabilities	6,944	4,307	3,322
Advances from customer			4,016
Long-term debt - current portion	27	18	345
Total current liabilities	11,565	11,012	11,164
Long-term debt	29	16	4
Preferred stock warrants liability			7,852
Other long-term liabilities	2,690	577	430
Total liabilities	14,284	11,605	19,450
Commitments and contingencies (note 5)
Stockholders' equity:
Preferred stock, value
Common stock, $0.001 par value - 82,000 shares authorized, 17,056 shares issued and outstanding at March 28, 2010, 18,005 shares issued and outstanding at April 3, 2011, 750,000 shares authorized, and 79,441 shares issued and outstanding at January 1, 2012	127,631	5,762	2,855
Accumulated other comprehensive income (loss)	5	1	(9)
Retained earnings (deficit)	34,192	3,137	(6,210)
Total stockholders' equity	161,828	59,141	35,000
Total liabilities and stockholders' equity	176,112	70,746	54,450
Series A Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		9,019	7,970
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		22,341	11,513
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		$ 18,881	$ 18,881